Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings	$ 128,574	$ 94,074
Depreciation and amortization	78,730	52,992
Deferred income tax	6,137	18,330
Earnings from equity method investments	(1,321)	(923)
Stock option expense	6,394	4,425
Allowance for uncollectible accounts receivable	6,925	4,695
Amortization of advisor loans	17,107	14,353
Other	11,586	9,828
Net changes from operating assets / liabilities
Accounts receivable	(54,229)	(38,050)
Contract assets	3,869	(17,202)
Prepaid expenses and other assets	(8,952)	(2,888)
Accounts payable and accrued expenses	14,180	16,075
Accrued compensation	36,850	57,935
Income tax payable	6,761	(985)
Contract liabilities	6,481	4,581
Other liabilities	2,761	2,097
Contingent acquisition consideration paid	(4,365)	(6,487)
Net cash provided by operating activities	257,488	212,850
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(586,242)	(58,674)
Disposition of business, net of cash disposed (note 3)	17,286
Purchases of fixed assets	(35,579)	(39,472)
Advisor loans issued	(23,680)	(38,266)
Other investing activities	81	(4,835)
Net cash used in investing activities	(628,134)	(141,247)
Financing activities
Increase in long-term debt	985,755	314,925
Repayment of long-term debt	(800,032)	(336,514)
Issuance of senior notes	244,938
Purchases of subsidiary shares from non-controlling interests	(3,720)	(40,915)
Sale of interests in subsidiaries to non-controlling interests	2,389	3,937
Contingent acquisition consideration paid	(15,503)	(4,700)
Proceeds received on exercise of stock options	7,420	5,640
Dividends paid to common shareholders	(3,906)	(3,875)
Distributions paid to non-controlling interests	(18,871)	(20,797)
Financing fees paid	(3,242)	(1,634)
Net cash provided by (used in) financing activities	395,228	(83,933)
Effect of exchange rate changes on cash	(6,073)	7,705
Increase (decrease) in cash and cash equivalents	18,509	(4,625)
Cash and cash equivalents, beginning of year	108,523	113,148
Cash and cash equivalents, end of year	$ 127,032	$ 108,523